Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Employee benefits expenses

	2023	2022	2021

Wages and salaries	1,923,480	1,727,760	1,055,959
Social security costs	335,081	353,789	258,488
Profit-sharing and annual cash bonus	221,289	213,942	61,629
Share-based payments	251,239	213,076	113,169
	2,731,089	2,508,567	1,489,245

Share-based payment plans

	Equity
	RSU	PSU	Options	Total

Number of shares
Balance as of December 31, 2021	6,585,148	4,070,000	32,502	10,687,650
Granted	6,171,570	4,606,897	12,657	10,791,124
Issued	(700,092)	—	—	(700,092)
Cancelled	(549,405)	(1,356,530)	—	(1,905,935)
Balance as of December 31, 2022	11,507,221	7,320,367	45,159	18,872,747
Granted	5,293,655	1,141,273	—	6,434,928
Issued	(2,149,169)	—	—	(2,149,169)
Cancelled	(2,222,150)	(156,592)	—	(2,378,742)
Balance as of December 31, 2023	12,429,557	8,305,048	45,159	20,779,764

Information about share-based payment plans	he restricted shares is summarized below (amounts in R$):

	RSU
Granted year	Vesting period	Weighted average fair value(a)	Weighted average remaining expected life (years)	Number of Outstanding Awards

2018(b)	From 4 to 10 years of service	R$ 88.80	2.0	1,507,070
2019	From 5 to 10 years of service	R$ 136.08	1.4	12,997
2020	From 5 to 10 years of service	R$ 163.18	4.1	180,012
2021	From 1 to 10 years of service	R$ 348.49	4.9	1,153,100
2022	From 1 to 10 years of service	R$ 49.56	2.3	5,659,123
2023	From 1 to 9 years of service	R$ 52.22	2.8	3,917,255
				12,429,557

(a) Determined based on the fair value of the equity instruments granted and the exchange rate, both at the grant date.
(b)All performance conditions related with this grant were already satisfied.

Performance share units

	PSU
Granted year	Vesting conditions	Weighted average fair value		Volatility	Risk-free rate	Weighted average remaining expected life (years)	Number of Outstanding Awards

2021	5 years of service and achievement of a specified TSR	R$	26.74	71.8%	0.82%	2.4	2,849,000
2022	From 2 to 5 years of service and achievement of a specified TSR	R$	2.71	76.5% to 83.3%	2.18%to 4.34%	2.7	4,602,578
2023	From 1.4 to 5.3 years of service and achievement of a specified TSR	R$	4.06	73.8% to 83.4%	3.95% to 5.60%	2.9	853,470
							8,305,048

Information about Options	stock options is summarized as follows (amounts in R$ and in USD):

	Options
Granted year	Vesting period	Weighted average fair value	Volatility	Remaining expected life (years)	Exercisable at year end	Exercise price	Number of Outstanding Awards

2018	From 5 to 10 years of service	R$ 59.59	50.00%	0.5 to 5.5	12,657	USD 24.00	39,999
2019	From 3 to 5 years of service	R$ 81.71	69.80%	1.5	1,935	USD 30.00	5,160
							45,159

Labor and social security liabilities

	2023	2022

Accrued annual payments and related social charges	435,915	398,891
Labor liabilities and related social charges	114,135	105,550
Total labor and social security liabilities	550,050	504,441
Current	515,749	468,599
Non-current	34,301	35,842